Commissions and Expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Salaries	€ 1,321	€ 1,261	€ 1,470
Post-employment benefit costs	287	277	318
Social security charges	127	120	151
Other personnel costs	378	367	267
Shares	36	36	28
Total	€ 2,149	€ 2,061	€ 2,234